DISPOSITION OF PROPERTIES AND DISCONTINUED OPERATIONS (Details) (Subsequent Event [Member], USD $)	12 Months Ended	0 Months Ended
	Apr. 30, 2013 Property	Apr. 18, 2013 Heatherwood Apartments [Member]	Apr. 30, 2013 Town Park Apartments [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Number of properties sold	2
Sale price		$ 1,000,000.0	$ 10,250,000
Gain (loss) on dispositions		(31,000)	3,200,000
Sale price, portion financed by buyer		800,000
Sale price, portion paid in cash		$ 200,000